Expense Example - Causeway International Opportunities Fund	Jan. 28, 2021 USD ($)
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 97
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,241
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	396
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,528